Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Remeasurement items
Impairment loss	R 111,592	R 18,451	R 9,115
Reversal of impairment loss		(949)	(354)
(Profit)/loss on disposals	(715)	1,109	828
Write-off of unsuccessful exploration wells	(43)	34	312
Remeasurement items per income statement	110,834	18,645	9,901
Tax effect	(26,079)	(4,012)	(1,834)
Non-controlling interest effect	(931)	(5)	(9)
Total remeasurement items for subsidiaries and joint operations, net of tax	83,824	14,628	8,058
Effect of remeasurement items for equity accounted investments		15	11
Total remeasurement items for the Group, net of tax	83,824	14,643	8,069
Property, plant and equipment
Remeasurement items
Impairment loss	94,032	14,161	7,623
Reversal of impairment loss		(650)
Property plant and equipment disposed by sale
Remeasurement items
(Profit)/loss on disposals	25	(32)	(3)
Property plant and equipment scrapped
Remeasurement items
(Profit)/loss on disposals	402	556	454
Assets under construction
Remeasurement items
Impairment loss	13,399	4,272	1,492
Reversal of impairment loss		(299)	(14)
(Profit)/loss on disposals	394	852	1,200
Right of use assets
Remeasurement items
Impairment loss	3,322
Goodwill and other intangible assets
Remeasurement items
Impairment loss	839	11
(Profit)/loss on disposals			11
Other intangible assets
Remeasurement items
Reversal of impairment loss			(56)
Equity accounted investments
Remeasurement items
Reversal of impairment loss			(269)
Other assets
Remeasurement items
Impairment loss		7
Reversal of impairment loss			(15)
(Profit)/loss on disposals	148		(1)
Disposal of businesses
Remeasurement items
(Profit)/loss on disposals	R (1,684)	R (267)	R (833)